UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014




[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA CORNERSTONE CONSERVATIVE FUND]

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       SEMIANNUAL REPORT
       USAA CORNERSTONE CONSERVATIVE FUND
       NOVEMBER 30, 2014

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

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JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Portfolio of Investments                                                   9

    Notes to Portfolio of Investments                                         11

    Financial Statements                                                      12

    Notes to Financial Statements                                             15

EXPENSE EXAMPLE                                                               24

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. ALL rights reserved.

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FUND OBJECTIVE

THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) SEEKS CURRENT INCOME. THE FUND ALSO CONSIDERS THE POTENTIAL FOR CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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           [PHOTO OF JOHN P. TOOHEY]                 [PHOTO OF WASIF A. LATIF]
           JOHN P. TOOHEY, CFA                       WASIF A. LATIF
           USAA Asset                                USAA Asset
           Management Company                        Management Company

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o HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

  The U.S. stock market performed very well during the period, with large-cap companies leading the way. The United States is one of the fastest-growing developed world economies, and large-cap companies generally feature strong balance sheets, above-average dividend yields and stable business lines. Large-cap stocks were, therefore, seen as being a relatively good option at a time of slower growth overseas, helping the S&P 500(R) Index to finish the period close to its all-time high. Small-cap stocks, while positive, lagged large-cap stocks somewhat due to their weak showing during September and the first half of October. In contrast to the U.S. market, international equities as a group closed the period with a negative return. While a large portion of the decline resulted from the falling value of overseas currencies relative to the U.S. dollar, the asset class was also hurt by signs of weak growth in both Europe and Japan. Emerging market equities also lost ground, reflecting concerns about the outlook for the world economy and the potential impact of falling commodity prices.

  The U.S. investment-grade bond market was helped by modest economic growth, low inflation, and the growing expectation that the Federal Reserve will not be compelled to raise interest rates until late in 2015. Yields on U.S. Treasury bonds fell, as prices rose, and these gains carried through to the rest of the market. While investment-grade bonds performed well,

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2  | USAA CORNERSTONE CONSERVATIVE FUND

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  high-yield bonds as a group experienced negative returns during the six-month period. The asset class was hurt by the unfavorable combination of investors exiting the asset class generally and an elevated supply of high-yield bond issues in the early autumn. Later in the period, the sharp downturn in the price of oil weighed on the performance of bonds issued by energy companies, which are heavily represented in the high-yield market.

o HOW DID THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  For the six-month reporting period ended November 30, 2014, the Fund had a total return of 1.24%. This compares to returns of 1.91% for the Barclays U.S. Aggregate Bond Index and 1.91% for the MSCI All-Country World Index.

  USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE.

  Consistent with our goal of income and capital preservation, the majority of the portfolio is invested in three investment-grade bond funds: USAA Income Fund, USAA Intermediate-Term Bond Fund, and USAA Short-Term Bond Fund. Each of these funds finished the six-month period with a positive return, and they fulfilled their role of providing income and stability to the portfolio. The funds' managers added value through individual security selection via their bottom-up, research driven approach. USAA's fixed-income managers seek to add value by identifying securities with a favorable risk-return profile rather than attempting to make "bets" on the direction of interest rates. We believe this approach has worked well, not just in the past six months, but over the long term as well.

  Refer to page 7 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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  The Fund also holds an allocation to high-yield bonds through its position in USAA High Income Fund. High-yield bonds made a strong, positive contributor to performance through the first half of 2014, and it has made a favorable contribution over the trailing one-, three-, and five-year periods as well. However, the more recent weakness in high-yield bonds caused this allocation to detract from performance during the reporting period. From a longer-term standpoint, we believe the asset class remains supported by moderate economic growth, low defaults, and the steady credit outlook for high-yield companies.

  The Fund's domestic equity allocation had a positive impact on performance. This portion of the Fund is allocated among underlying USAA Funds that cover the full range of the domestic equity category, including large- and small-cap stocks, income-producing equities, and the growth, aggressive growth, and value styles. Consistent with the favorable environment for U.S. equities during the reporting period, the Fund produced positive returns. The USAA Aggressive Growth Fund and USAA Growth Fund were the top-performing funds in the portfolio, as investors reacted to signs of slowing global growth by gravitating to companies with above-average earnings. The Fund's equity allocation remains tilted toward large-cap stocks over small-cap stocks, which reflects our belief that small-cap stocks remain richly valued relative to both large-cap stocks and their own historical averages. Given the outperformance of large-cap stocks, this positioning added modestly to Fund performance during the past six months.

  The Fund's international allocation, which holds stocks that are invested in both the developed and emerging markets overseas, detracted from our six-month results due to the negative returns of these market segments. Nevertheless, we believe the international markets represent a compelling opportunity at a time in which U.S. equities are trading above longer-term averages based on many valuation metrics.

  We continue to use our diversified, global approach to identify asset classes that offer the combination of strong fundamentals and attractive valuations, while tilting away from those that no longer offer a compelling

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4  | USAA CORNERSTONE CONSERVATIVE FUND

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  risk-return profile. We expect this long-term, value-driven methodology will be critical to generating outperformance if the investment backdrop becomes more challenging in the year ahead.

  Thank you for your investment in the Fund.

  As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Asset allocation funds may be invested in: (1) exchange-traded funds; (2) futures, options, and other derivatives; (3) non-investment grade securities; (4) precious metals and minerals companies; (5) real estate investment trusts; (6) money market instruments; and (7) foreign and emerging markets. The assets of the Cornerstone Conservative Fund and Cornerstone Equity Fund will be invested in other USAA funds and will indirectly bear expenses and reflect the risks of the underlying funds in which they invest. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) (Ticker Symbol: USCCX)

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                                            11/30/14                   5/31/14
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Net Assets                               $122.3 Million           $109.0 Million
Net Asset Value Per Share                   $10.76                    $10.77

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
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   5/31/14 - 11/30/14*                  1 YEAR      SINCE INCEPTION 6/8/12
         1.24%                           5.01%              5.77%

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
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     1 YEAR                                         SINCE INCEPTION 6/8/12
      4.36%                                                  5.34%

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                           EXPENSE RATIOS AS OF 5/31/14**
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   BEFORE REIMBURSEMENT      0.77%      AFTER REIMBURSEMENT         0.67%

               (Includes acquired fund fees and expenses of 0.57%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.
*Total returns for periods of less than one year are not annualized. This return is cumulative.
**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2015. If the total annual operating expense ratio of the Fund is lower than 0.10%, the Fund will operate at the lower expense ratio. These estimated expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA CORNERSTONE CONSERVATIVE FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               MSCI                         USAA                   BARCLAYS U.S.
            ALL-COUNTRY                  CORNERSTONE              AGGREGATE BOND
            WORLD INDEX               CONSERVATIVE FUND                INDEX
05/31/12    $10,000.00                   $10,000.00                 $10,000.00
06/30/12     10,493.89                    10,095.03                  10,003.92
07/31/12     10,637.55                    10,205.08                  10,141.91
08/31/12     10,868.84                    10,305.13                  10,148.53
09/30/12     11,211.17                    10,426.24                  10,162.50
10/31/12     11,136.45                    10,476.52                  10,182.49
11/30/12     11,278.85                    10,526.79                  10,198.56
12/31/12     11,534.33                    10,580.01                  10,184.04
01/31/13     12,065.70                    10,661.23                  10,112.81
02/28/13     12,063.82                    10,712.00                  10,163.50
03/31/13     12,281.81                    10,780.03                  10,171.61
04/30/13     12,635.33                    10,882.02                  10,274.54
05/31/13     12,600.66                    10,810.63                  10,091.22
06/30/13     12,232.36                    10,587.24                   9,935.12
07/31/13     12,817.95                    10,710.47                   9,948.70
08/31/13     12,550.90                    10,648.85                   9,897.85
09/30/13     13,199.17                    10,766.55                   9,991.55
10/31/13     13,729.68                    10,921.69                  10,072.33
11/30/13     13,924.12                    10,942.37                  10,034.62
12/31/13     14,164.33                    10,946.98                   9,977.91
01/31/14     13,597.75                    10,999.41                  10,125.34
02/28/14     14,254.63                    11,146.20                  10,179.18
03/31/14     14,318.01                    11,160.32                  10,161.84
04/30/14     14,454.31                    11,234.09                  10,247.59
05/31/14     14,761.74                    11,350.01                  10,364.26
06/30/14     15,039.67                    11,426.97                  10,369.62
07/31/14     14,857.12                    11,373.92                  10,343.61
08/31/14     15,185.29                    11,501.24                  10,457.80
09/30/14     14,693.04                    11,362.82                  10,386.79
10/31/14     14,796.48                    11,426.89                  10,488.88
11/30/14     15,043.98                    11,490.97                  10,562.16

                                [END CHART]

            Data from 5/31/12 to 11/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Conservative Fund to the following benchmarks:

o The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.
*The performance of the MSCI All-Country World Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, May 31, 2012, while the inception date for the Cornerstone Conservative Fund is June 8, 2012. There may be a slight variation of the performance numbers because of this difference.

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                                                        INVESTMENT OVERVIEW |  7

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                     o ASSET ALLOCATION - 11/30/14 o

INVESTMENT                                                            ALLOCATION
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USAA FUND:
Aggressive Growth ........................................................  1.3%
Emerging Markets .........................................................  1.9%
Growth ...................................................................  1.3%
Income Stock .............................................................  2.0%
International ............................................................  3.9%
Precious Metals and Minerals .............................................  0.9%
S&P 500 Index ............................................................  1.3%
Small Cap Stock ..........................................................  1.5%
Value ....................................................................  1.2%
  Total Equity ........................................................... 15.3%
High Income ..............................................................  5.8%
Income ................................................................... 32.2%
Intermediate-Term Bond ................................................... 22.8%
Short-Term Bond .......................................................... 22.6%
  Total Fixed-Income ..................................................... 83.4%
CASH:
Money Market Instruments .................................................  1.3%

Percentages are of the net assets of the Fund and may not equal 100%.

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8  | USAA CORNERSTONE CONSERVATIVE FUND

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PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

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                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
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              EQUITY & ALTERNATIVE MUTUAL FUNDS (15.3%)
   34,310     USAA Aggressive Growth Fund                                                           $  1,553
  135,470     USAA Emerging Markets Fund                                                               2,367
   60,744     USAA Growth Fund                                                                         1,589
  133,362     USAA Income Stock Fund                                                                   2,503
  158,920     USAA International Fund                                                                  4,793
   88,218     USAA Precious Metals and Minerals Fund                                                   1,056
   53,074     USAA S&P 500 Index Fund                                                                  1,572
   94,569     USAA Small Cap Stock Fund*                                                               1,809
   71,244     USAA Value Fund                                                                          1,500
                                                                                                    --------
              Total Equity & Alternative Mutual Funds (cost: $16,359)                                 18,742
                                                                                                    --------

              FIXED-INCOME MUTUAL FUNDS (83.4%)
  813,098     USAA High Income Fund                                                                    7,082
2,955,987     USAA Income Fund                                                                        39,374
2,544,570     USAA Intermediate-Term Bond Fund                                                        27,812
3,005,911     USAA Short-Term Bond Fund                                                               27,685
                                                                                                    --------
              Total Fixed-Income Mutual Funds (cost: $101,928)                                       101,953
                                                                                                    --------

              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS (1.3%)
1,555,226     State Street Institutional Liquid Reserves Fund Premier
              Class, 0.08%(a) (cost: $1,555)                                                           1,555
                                                                                                    --------
              TOTAL INVESTMENTS (COST: $119,842)                                                    $122,250
                                                                                                    ========

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                                                   PORTFOLIO OF INVESTMENTS |  9

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($ IN 000s)                                                 VALUATION HIERARCHY
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                                                 (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                             QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                         IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
ASSETS                                FOR IDENTICAL ASSETS                INPUTS           INPUTS      TOTAL
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Equity & Alternative Mutual Funds                 $ 18,742                    $-               $-   $ 18,742
Fixed-Income Mutual Funds                          101,953                     -                -    101,953
Money Market Instruments:
  Money Market Funds                                 1,555                     -                -      1,555
------------------------------------------------------------------------------------------------------------
Total                                             $122,250                    $-               $-   $122,250
------------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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10  | USAA CORNERSTONE CONSERVATIVE FUND

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NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

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o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  The underlying funds in which the Fund invests are managed by USAA Asset Management Company, an affiliate of the Fund. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

   *  Non-income-producing security.

See accompanying notes to financial statements.

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                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

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STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

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ASSETS
   Investments in affiliated underlying funds, at value (cost of $118,287)                          $120,695
   Investments in other securities, at value (cost of $1,555)                                          1,555
   Receivables:
       Capital shares sold                                                                               185
       USAA Asset Management Company (Note 5C)                                                            13
       Dividends from affiliated underlying funds                                                        127
                                                                                                    --------
           Total assets                                                                              122,575
                                                                                                    --------
LIABILITIES
   Payables:
       Securities purchased                                                                              131
       Capital shares redeemed                                                                           149
   Other accrued expenses and payables                                                                    31
                                                                                                    --------
           Total liabilities                                                                             311
                                                                                                    --------
              Net assets applicable to capital shares outstanding                                   $122,264
                                                                                                    ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                  $119,083
   Accumulated undistributed net investment income                                                       711
   Accumulated net realized gain on investments                                                           62
   Net unrealized appreciation of investments                                                          2,408
                                                                                                    --------
              Net assets applicable to capital shares outstanding                                   $122,264
                                                                                                    ========
   Capital shares outstanding, unlimited number of shares authorized,
       no par value                                                                                   11,366
                                                                                                    ========
   Net asset value, redemption price, and offering price per share                                   $ 10.76
                                                                                                    ========


See accompanying notes to financial statements.

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12  | USAA CORNERSTONE CONSERVATIVE FUND

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STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

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INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                              $1,637
   Interest                                                                                                1
                                                                                                      ------
           Total income                                                                                1,638
                                                                                                      ------
EXPENSES
   Custody and accounting fees                                                                            21
   Postage                                                                                                 5
   Registration fees                                                                                      12
   Shareholder reporting fees                                                                             10
   Trustees' fees                                                                                         12
   Professional fees                                                                                      24
   Other                                                                                                   4
                                                                                                      ------
           Total expenses                                                                                 88
   Expenses reimbursed                                                                                   (28)
                                                                                                      ------
           Net expenses                                                                                   60
                                                                                                      ------
NET INVESTMENT INCOME                                                                                  1,578
                                                                                                      ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on sales of affiliated underlying funds                                            (173)
   Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                                                                         47
                                                                                                      ------
           Net realized and unrealized loss                                                             (126)
                                                                                                      ------
   Increase in net assets resulting from operations                                                   $1,452
                                                                                                      ======


See accompanying notes to financial statements.

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                                                      FINANCIAL STATEMENTS |  13

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STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

------------------------------------------------------------------------------------------------------------
                                                                                  11/30/2014       5/31/2014
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                            $  1,578        $  2,775
   Net realized loss on sales of affiliated
       underlying funds                                                                 (173)            (31)
   Net realized gain on capital gain distributions from
       affiliated underlying funds                                                         -             270
   Change in net unrealized appreciation/depreciation of
       affiliated underlying funds                                                        47           1,579
                                                                                    ------------------------
       Increase in net assets resulting from operations                                1,452           4,593
                                                                                    ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                              (1,529)         (2,522)
   Net realized gains                                                                      -            (144)
                                                                                    ------------------------
       Distributions to shareholders                                                  (1,529)         (2,666)
                                                                                    ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                          36,925          69,688
   Reinvested dividends                                                                1,442           2,481
   Cost of shares redeemed                                                           (25,039)        (33,654)
                                                                                    ------------------------
       Increase in net assets from capital share transactions                         13,328          38,515
                                                                                    ------------------------
   Net increase in net assets                                                         13,251          40,442

NET ASSETS
   Beginning of period                                                               109,013          68,571
                                                                                    ------------------------
   End of period                                                                    $122,264        $109,013
                                                                                    ========================
Accumulated undistributed net investment income:
   End of period                                                                    $    711        $    662
                                                                                    ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                         3,439           6,624
   Shares issued for dividends reinvested                                                135             238
   Shares redeemed                                                                    (2,332)         (3,204)
                                                                                    ------------------------
       Increase in shares outstanding                                                  1,242           3,658
                                                                                    ========================

See accompanying notes to financial statements.

================================================================================

14  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with the potential for capital appreciation.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

   2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

16  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

   Fund's bank accounts may be used to directly reduce the Fund's expenses.
   For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

================================================================================

18  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $20,270,000 and $6,202,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $2,934,000 and $526,000, respectively, resulting in net unrealized appreciation of $2,408,000.

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT - The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Fund for these services.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. The Manager does not receive any fees from the Fund for these services.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the billing of these expenses to the Fund. These expenses are included in the professional fees on the Fund's statement of operations and, for the six-month period ended November 30, 2014, were $2,000 for the Fund.

C. EXPENSE LIMITATION - The Manager has agreed, through October 1, 2015, to limit the total annual operating expenses of the Fund to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2014, the Fund incurred reimbursable expenses of $28,000, of which $13,000 was receivable from the Manager.

D. TRANSFER AGENCY AGREEMENT - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. SAS does not receive any fees from the Fund for these services.

================================================================================

20  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2014, USAA and its affiliates owned 1,000 shares, which represents less than 0.1% of the Fund.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the underlying USAA Funds' net assets. At November 30, 2014, the Fund owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

   AFFILIATED USAA FUND                                            OWNERSHIP %
--------------------------------------------------------------------------------
   Aggressive Growth                                                   0.1
   Emerging Markets                                                    0.2
   Growth                                                              0.1
   High Income                                                         0.3
   Income                                                              0.7
   Income Stock                                                        0.1
   Intermediate-Term Bond                                              0.8
   International                                                       0.1
   Precious Metals and Minerals                                        0.1
   S&P 500 Index                                                       0.1
   Short-Term Bond                                                     0.7
   Small Cap Stock                                                     0.1
   Value                                                               0.1

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2014 (in thousands):

                                                              REALIZED
                           PURCHASE     SALES     DIVIDEND      GAIN             MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS    INCOME      (LOSS)(B)    05/31/2014   11/30/2014
---------------------------------------------------------------------------------------------------
Aggressive Growth             $ 266      $  96         $ -         $ 4         $ 1,227      $ 1,553
Emerging Markets                466        110           -          (7)          2,091        2,367
Growth                          263        101           -           5           1,262        1,589
High-Income                   1,110        311         188         (11)          6,484        7,082
Income                        6,429      2,112         627         (51)         35,079       39,374
Income Stock                    410        113          26           3           2,069        2,503
Intermediate-Term
 Bond                         4,608      1,436         548         (36)         24,788       27,812
International                 1,065        208           -          (7)          4,049        4,793
Precious Metals and
 Minerals                       290         50           -         (67)            983        1,056
S&P 500 Index                   284        103          12           4           1,274        1,572
Short-Term Bond               4,479      1,416         236         (14)         24,737       27,685
Small Cap Stock                 330         80           -           1           1,491        1,809
Value                           270         66           -           2           1,218        1,500

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

================================================================================

22  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED               YEAR ENDED              PERIOD ENDED
                                     NOVEMBER 30,                MAY 31,                  MAY 31,
                                    ---------------------------------------------------------------
                                        2014                        2014                   2013***
                                     --------------------------------------------------------------
Net asset value at
 beginning of period                $  10.77                    $  10.60                 $ 10.00
                                    ------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                   .14                         .34(a)                  .35(a)
 Net realized and
  unrealized gain (loss)                (.01)                        .17(a)                  .46(a)
                                    ------------------------------------------------------------
Total from investment
 operations                              .13                         .51(a)                  .81(a)
                                    ------------------------------------------------------------
Less distributions from:
 Net investment income                  (.14)                       (.32)                   (.21)
 Realized capital gains                    -                        (.02)                   (.00)(b)
                                    ------------------------------------------------------------
Total distributions                     (.14)                       (.34)                   (.21)
                                    ------------------------------------------------------------
Net asset value at end
 of period                          $  10.76                    $  10.77                 $ 10.60
                                    ============================================================
Total return (%)*                       1.24                        4.99                    8.11
Net assets at end
 of period (000)                    $122,264                    $109,013                 $68,571
Ratios to average
 net assets:**
 Expenses (%)(d)                         .10(c)                      .10                     .10(c)
 Expenses, excluding
   reimbursements (%)(d)                 .15(c)                      .20                     .52(c)
 Net investment income (%)              2.67(c)                     3.27                    3.27(c)
Portfolio turnover (%)                     5                           1                       4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were
    $117,989,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           -                        (.00%)(+)               (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA Funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before

================================================================================

24  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                              EXPENSES PAID
                                 BEGINNING               ENDING               DURING PERIOD*
                                ACCOUNT VALUE         ACCOUNT VALUE            JUNE 1, 2014-
                                JUNE 1, 2014        NOVEMBER 30, 2014        NOVEMBER 30, 2014
                                --------------------------------------------------------------
Actual                            $1,000.00             $1,012.40                   $0.50
Hypothetical
 (5% return before expenses)       1,000.00              1,024.57                    0.51

* Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 1.24% for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201007-0115

================================================================================

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      We know what it means to serve.(R)

================================================================================
    97450-0115                               (C)2015, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    1/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    1/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    1/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.